UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08294

                       ALLIANCEBERNSTEIN EXCHANGE RESERVES
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004

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ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN EXCHANGE RESERVES
December 31, 2004 (unaudited)

   Principal
    Amount
     (000)    Security                             Yield                   Value
--------------------------------------------------------------------------------
              COMMERCIAL PAPER - 81.2%
              ASB Bank, Ltd.
   $ 10,000   3/07/05 (a)                           2.42%           $ 9,956,306
              Atlantis One Funding
              Corp.
     10,000   1/18/05 (a)                           2.05              9,990,319
      9,000   2/03/05 (a)                           2.13              8,982,428
              Bank of Ireland
     12,200   1/07/05 (a)                           1.89             12,196,167
              Banque Caisse
              d'Epargne L'Etat
      4,350   03/23/05                              2.34              4,327,097
              Barclays Funding
              Corp.
     25,000   02/22/05                              2.34             24,915,500
              BNP Paribas
     22,000   02/11/05                              2.21             21,944,627
              Caisse Centrale Des
              Jardin
     10,650   02/18/05                              2.26             10,617,908
              Citigroup Global
              Markets Holdings,
              Inc.
     10,900   01/07/05                              2.06             10,896,258
      1,800   03/09/05                              2.37              1,792,060
              Clipper Receivables
              Corp.
     10,000   3/03/05 (a)                           2.36              9,960,011
              CRC Funding Llc
      8,800   01/05/05                              2.03              8,798,015
              Dexia Bank
     10,000   03/01/05                              2.35              9,961,486
              Fairway Finance Corp.
     10,200   05/03/05                              2.48             10,114,275
              Fountain Square
              Commerce Funding
     10,000   1/24/05 (a)                           2.06              9,986,839
              Galaxy Funding, Inc.
     15,900   1/05/05 (a)                           2.00             15,896,467
      7,000   3/03/05 (a)                           2.37              6,971,889
              Gemini Securitization
              Corp.
      5,000   1/04/05 (a)                           1.98              4,999,175
      8,000   1/13/05 (a)                           2.01              7,994,640
              General Electric
              Capital Corp.
     35,000   02/23/05                              2.37             34,877,879
              Greenwich Capital
              Holdings Funding
              Corp.

   $ 25,200   1/26/05 (a)                           2.12           $ 25,162,900
     12,500   2/08/05 (a)                           2.20             12,470,972
              HBOS Treasury
              Services PLC
     30,000   02/09/05                              2.19             29,928,825
      7,000   03/08/05                              2.37              6,969,585
              HSBC Bank PLC
      4,900   01/25/05                              1.98              4,893,532
              ING Insurance
              Holdings, Inc.
      9,250   02/02/05                              2.18              9,232,076
              KBC Financial
              Products, Ltd.
     11,500   03/02/05                              2.30             11,455,917
              Kitty Hawk Funding
     18,174   1/18/05 (a)                           2.19             18,155,205
     10,300   2/10/05 (a)                           2.21             10,274,708
              MetLife Inc.
     13,000   03/10/05                              2.39             12,941,312
              Morgan Stanley
     15,000   01/26/05                              2.33             14,975,729
              Nationwide Building
              Society
     12,000   01/14/05                              1.99             11,991,377
              Network Rail Finance
              PLC
     15,000   1/21/05 (a)                           2.31             14,980,750
      6,000   3/02/05 (a)                           2.41              5,975,900
              Newport Funding Corp.
     13,000   01/04/05                              1.99             12,997,844
              Nordeutsche Ladesbank
     39,400   01/12/05                              2.00             39,375,922
              Northern Rock PLC
      9,800   2/02/05 (a)                           2.23              9,780,574
              Private Export
              Funding
     11,000   5/09/05 (a)                           2.45             10,904,178
              Prudential PLC
     30,000   02/10/05                              2.20             29,926,667
              Ranger Funding
      6,000   3/17/05 (a)                           2.44              5,969,500
              San Paolo Financial
      1,675   01/27/05                              1.98              1,672,605
              Santander Central
              Hispano
     12,000   01/12/05                              1.99             11,992,703
              Sheffield Receivables
      8,000   1/19/05 (a)                           2.25              7,991,000
              Sigma Finance, Inc.
     10,000   3/29/05 (a)                           2.47              9,940,308
              Societe Generale
     10,000   02/16/05                              2.35              9,969,972
              Swedbank Forenings
     10,800   01/03/05                              2.06             10,798,764
              Toyota Motor Credit
              Co.
     21,800   2/11/05 (a)                           2.22             21,744,882

   $  6,000   1/31/05 (a)                           2.32           $  5,988,400
              UBS Finance, Inc.
      3,700   01/03/05                              2.23              3,699,542
              Unicredit Delaware,
              Inc.
     11,000   03/08/05                              2.39             10,951,802

              Total Commercial Paper
              (amortized cost $628,292,797)                         628,292,797

              CERTIFICATES OF DEPOSIT - 17.50%
              Caylon
     15,000   03/02/05                              2.41             15,000,000
     18,000   05/18/05                              2.46             18,000,000
              Danske Corp.
     14,000   01/18/05                              2.00             14,000,000
              HSBC Bank PLC
     35,000   01/13/05                              1.26             34,992,699
              Landesbank Hessen
              Thueringen
     10,000   02/02/05                              2.34             10,000,000
              Natexis Banques
     11,000   02/10/05                              2.32             11,000,000
              Svenska Handelsbanken
     11,000   02/09/05                              2.25             11,000,000
              Toronto Dominion Bank
     10,000   04/04/05                              2.51             10,000,000
              World Savings Bank
     11,800   02/07/05                              2.21             11,799,759

              Total Certificates of Deposit
              (amortized cost $135,792,458)                         135,792,458

              CORPORATE OBLIGATION - 1.40%
              Chase Manhattan Bank
     10,800   05/11/05
              (amortized cost
              $10,800,000)                          2.34             10,800,000

              TOTAL INVESTMENTS - 100.1%
              (amortized cost
              $774,885,255)                                        $774,885,255
              Other assets less
              liabilities-(0.1%)                                       (621,984)

              NET ASSETS - 100%                                    $774,263,271

      (a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are consided liquid and may may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate market value of these securities amounted to $256,273,518 or 33.1% of net assets.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT
      -----------      ----------------------

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Exchange Reserves

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Marc O. Mayer
       -----------------
       Marc O. Mayer
       President

Date:  February 28, 2005

By:    /s/ Mark D. Gersten
       -------------------
       Mark D. Gersten
       Treasurer and Chief Financial Officer

Date: February 28, 2005